Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
ViiV healthcare [member]
Statement [LineItems]
Summarised Financial Information of Joint Venture
Total non-controlling interests includes the following individually material non-controlling
interests. Other
non-controlling
interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the ViiV Healthcare sub-group
is as follows:

	2019 £m	2018 £m	2017 £m
Turnover	4,816	4,665	4,269
Profit after taxation	2,574	560	825
Other comprehensive (expense)/ income	(29)	19	20

Total comprehensive income	2,545	579	845

	2019 £m	2018 £m
Non-current assets	2,660	2,787
Current assets	2,905	2,643

Total assets	5,565	5,430
Current liabilities	(2,742)	(2,638)
Non-current liabilities	(7,811)	(8,895)

Total liabilities	(10,553)	(11,533)

Net liabilities	(4,988)	(6,103)

	2019 £m	2018 £m	2017 £m
Net cash inflow from operating activities	2,375	2,212	2,132
Net cash outflow from investing activities	(202)	(237)	(207)
Net cash outflow from financing activities	(1,947)	(1,982)	(1,820)

I ncrease /(decrease) in cash and bank overdrafts in the year	226	(7)	105

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the ViiV Healthcare group are included in GSK’s
Financial statements
:

	2019 £m	2018 £m	2017 £m
Share of profit for the year attributable to non-controlling interest	482	254	187
Dividends paid to non-controlling interest	(310)	(332)	(381)
Non-controlling interest in the Consolidated balance sheet	(344)	(543)	(476)

Consumer health care joint venture [member]
Statement [LineItems]
Summarised Financial Information of Joint Venture

2019 £m
Turnover	4,240
Profit after taxation	150
Other comprehensive expenses	(721)

Total comprehensive expenses	(571)

2019 £m
Non-current assets	29,899
Current assets	5,713

Total assets	35,612

Current liabilities	(4,219)
Non-current liabilities	(4,027)

Total liabilities	(8,246)

Net assets	27,366

2019 £m
Net cash inflow from operating activities	1,014
Net cash outflow from investing activities	(776)
Net cash outflow from financing activities	(78)

Decrease in cash and bank overdrafts in the period	160

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Financial statements:

2019 £m
Share of profit for the period attributable to non-controlling interest	69
Non-controlling interest in the Consolidated balance sheet	6,911